INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details) - Stimunity S A [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Name	Associate: Stimunity S.A.
Principal activity	Biotechnology
Place of Incorporation and principal place of business	Paris, France
Voting rights held	48.90%	44.00%